Investments held-to-maturity-Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 103,170	$ 140,496
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	101,573	113,881
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Munis Payable From Real and Personal Property Taxes [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	61,000
Puerto Rico States And Political Subdivisions Debt Securities [Member] | Munis Not Guaranteed By Puerto Rico Central Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 41,000